Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue by Geographic Areas - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Total Revenue by Geographic Areas [Abstract]
Total revenue	$ 98,003,465	$ 74,164,149
Japan domestic market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	39,405,153	25,127,967
Hong Kong market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	39,635,197	42,026,698
US market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	11,706,214	4,600,752
Other overseas markets [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	$ 7,256,901	$ 2,408,732